Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–48.00%
Advertising–0.11%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$211,780
Aerospace & Defense–0.96%
Boeing Co. (The), 3.10%, 05/01/2026	725,000	754,817
Hexcel Corp., 4.20%, 02/15/2027	370,000	394,752
Raytheon Technologies Corp., 3.50%, 03/15/2027	292,000	315,159
Rockwell Collins, Inc., 3.20%, 03/15/2024	441,000	460,271
		1,924,999
Agricultural Products–0.29%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	553,000	588,764
Air Freight & Logistics–0.78%
FedEx Corp.,
4.75%, 11/15/2045	600,000	747,068
4.55%, 04/01/2046	668,000	811,041
		1,558,109
Airlines–0.60%
Delta Air Lines, Inc.,
3.80%, 04/19/2023	17,000	17,328
2.90%, 10/28/2024	69,000	69,567
3.75%, 10/28/2029	38,000	37,391
Southwest Airlines Co., 3.00%, 11/15/2026	500,000	523,210
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	94,352	97,893
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 08/25/2031	408,089	451,640
		1,197,029
Apparel Retail–0.74%
TJX Cos., Inc. (The), 3.88%, 04/15/2030	1,312,000	1,482,484
Asset Management & Custody Banks–0.45%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	113,248
Ameriprise Financial, Inc., 4.00%, 10/15/2023	241,000	255,487
FS KKR Capital Corp., 4.13%, 02/01/2025	119,000	124,858
Golub Capital BDC, Inc., 3.38%, 04/15/2024	240,000	247,570
Main Street Capital Corp., 5.20%, 05/01/2024	150,000	161,115
		902,278
	Principal Amount	Value
Automobile Manufacturers–1.30%
American Honda Finance Corp., 3.50%, 02/15/2028	$848,000	$931,597
Ford Motor Co., 4.75%, 01/15/2043	100,000	107,192
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	385,000	390,340
General Motors Co.,
6.60%, 04/01/2036	100,000	134,521
5.15%, 04/01/2038	49,000	59,189
6.25%, 10/02/2043	403,000	549,867
6.75%, 04/01/2046	259,000	375,305
5.95%, 04/01/2049	44,000	60,370
		2,608,381
Biotechnology–0.36%
Amgen, Inc.,
3.63%, 05/22/2024	425,000	448,564
2.20%, 02/21/2027	17,000	17,239
Gilead Sciences, Inc., 3.70%, 04/01/2024	250,000	263,289
		729,092
Brewers–0.39%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	262,000	429,475
Molson Coors Beverage Co.,
5.00%, 05/01/2042	165,000	199,776
4.20%, 07/15/2046	140,000	155,398
		784,649
Broadcasting–0.16%
Discovery Communications LLC, 4.13%, 05/15/2029	289,000	318,848
Building Products–0.04%
Owens Corning, 7.00%, 12/01/2036	62,000	89,461
Cable & Satellite–1.31%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.05%, 03/30/2029	419,000	484,125
5.13%, 07/01/2049	50,000	59,037
Comcast Corp., 3.60%, 03/01/2024	403,000	427,281
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026	450,000	490,040
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	152,293
5.50%, 09/01/2041	408,000	500,685
4.50%, 09/15/2042	420,000	462,494
Time Warner Entertainment Co. L.P., 8.38%, 07/15/2033	35,000	51,656
		2,627,611
Commodity Chemicals–0.02%
Westlake Chemical Corp., 5.00%, 08/15/2046	27,000	34,466

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Communications Equipment–0.02%
Juniper Networks, Inc., 5.95%, 03/15/2041	$14,000	$18,661
Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	18,575
		37,236
Computer & Electronics Retail–0.39%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	400,000	465,938
8.10%, 07/15/2036	52,000	79,271
8.35%, 07/15/2046	140,000	234,008
		779,217
Construction & Engineering–0.08%
Fluor Corp.,
3.50%, 12/15/2024	32,000	32,846
4.25%, 09/15/2028	38,000	38,821
Valmont Industries, Inc., 5.25%, 10/01/2054	73,000	95,946
		167,613
Construction Machinery & Heavy Trucks–0.81%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	637,000	675,380
Cummins, Inc., 3.65%, 10/01/2023	479,000	500,966
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	447,279
		1,623,625
Consumer Finance–0.74%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	308,592
American Express Co.,
3.40%, 02/22/2024	350,000	367,372
3.00%, 10/30/2024	75,000	78,776
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	257,390
Capital One Financial Corp., 3.75%, 04/24/2024	453,000	479,302
		1,491,432
Distillers & Vintners–0.48%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	589,426
3.88%, 05/18/2028	330,000	371,919
		961,345
Diversified Banks–8.06%
Australia & New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	436,968
Banco Santander S.A. (Spain),
5.18%, 11/19/2025	600,000	669,421
4.25%, 04/11/2027	400,000	442,286
4.38%, 04/12/2028	200,000	224,773
Bancolombia S.A. (Colombia), 3.00%, 01/29/2025	213,000	212,062
Bank of America Corp.,
4.45%, 03/03/2026	430,000	473,484
1.32%, 06/19/2026(b)	405,000	401,316
3.56%, 04/23/2027(b)	221,000	236,012
2.48%, 09/21/2036(b)	489,000	472,550
Series DD, 6.30%(b)(c)	257,000	289,819
	Principal Amount	Value
Diversified Banks–(continued)
Bank of America N.A., 3.34%, 01/25/2023(b)	$427,000	$428,740
Bank of Montreal (Canada), 3.80%, 12/15/2032(b)	300,000	322,876
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	240,000	256,040
Barclays PLC (United Kingdom),
5.20%, 05/12/2026	284,000	319,439
3.56%, 09/23/2035(b)	400,000	411,903
7.88%(b)(c)(d)	75,000	76,163
8.00%(b)(c)	94,000	103,083
BPCE S.A. (France), 4.50%, 03/15/2025(d)	195,000	210,777
Citigroup, Inc.,
4.04%, 06/01/2024(b)	300,000	313,763
3.67%, 07/24/2028(b)	100,000	107,666
8.13%, 07/15/2039	200,000	342,527
Cooperatieve Rabobank U.A. (Netherlands),
3.95%, 11/09/2022	900,000	926,084
3.38%, 05/21/2025	300,000	321,696
HSBC Bank USA N.A., 5.88%, 11/01/2034	700,000	903,933
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024	454,000	481,673
3.95%, 05/18/2024(b)	300,000	312,108
4.29%, 09/12/2026(b)	325,000	352,162
4.58%, 06/19/2029(b)	165,000	185,024
6.10%, 01/14/2042	342,000	490,378
JPMorgan Chase & Co.,
3.80%, 07/23/2024(b)	258,000	269,727
3.88%, 09/10/2024	502,000	535,910
7.75%, 07/15/2025	250,000	303,321
Lloyds Banking Group PLC (United Kingdom),
4.50%, 11/04/2024	350,000	377,713
4.45%, 05/08/2025	755,000	825,802
3.87%, 07/09/2025(b)	201,000	213,552
3.75%, 01/11/2027	375,000	405,977
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	324,581
2.50%, 07/12/2026	250,000	261,879
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	200,000	204,997
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	503,048
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	169,963
Westpac Banking Corp. (Australia),
3.30%, 02/26/2024	147,000	154,814
2.85%, 05/13/2026	451,000	477,546
2.70%, 08/19/2026	400,000	422,061
		16,175,617
Diversified Capital Markets–0.34%
Credit Suisse Group AG (Switzerland), 3.87%, 01/12/2029(b)(d)	189,000	202,627
Deutsche Bank AG (Germany), 3.95%, 02/27/2023	343,000	355,014
UBS Group AG (Switzerland), 7.00%(b)(c)(d)	125,000	134,326
		691,967
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Chemicals–0.03%
Dow Chemical Co. (The), 9.40%, 05/15/2039	$32,000	$57,911
Diversified REITs–0.02%
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	33,000	35,240
Drug Retail–0.15%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	245,000	296,521
Education Services–0.02%
California Institute of Technology, 4.70%, 11/01/2111	27,000	40,154
Electric Utilities–3.10%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	806,000	891,521
Duke Energy Corp., 3.75%, 04/15/2024	290,000	305,460
Edison International,
5.75%, 06/15/2027	150,000	171,011
4.13%, 03/15/2028	228,000	243,380
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	349,000	368,236
Eversource Energy, Series L, 2.90%, 10/01/2024	230,000	239,206
ITC Holdings Corp., 5.30%, 07/01/2043	323,000	430,162
National Grid USA, 5.80%, 04/01/2035	146,000	181,774
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/2079(b)	235,000	269,913
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	503,555
Southern California Edison Co.,
6.65%, 04/01/2029	500,000	623,761
6.00%, 01/15/2034	168,000	219,318
Southern Power Co., 5.15%, 09/15/2041	435,000	540,591
Union Electric Co., 8.45%, 03/15/2039	400,000	678,123
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	566,531
		6,232,542
Electronic Components–0.17%
Amphenol Corp., 3.20%, 04/01/2024	111,000	115,857
Corning, Inc.,
5.35%, 11/15/2048	50,000	69,803
5.85%, 11/15/2068	110,000	165,323
		350,983
Fertilizers & Agricultural Chemicals–0.03%
Mosaic Co. (The),
5.45%, 11/15/2033	19,000	23,825
5.63%, 11/15/2043	24,000	32,401
		56,226
Health Care Equipment–0.18%
Baxter International, Inc., 3.95%, 04/01/2030	318,000	355,131
	Principal Amount	Value
Health Care Facilities–1.03%
CommonSpirit Health,
1.55%, 10/01/2025	$314,000	$312,536
3.35%, 10/01/2029	375,000	400,517
HCA, Inc.,
5.25%, 04/15/2025	197,000	219,148
5.25%, 06/15/2049	300,000	389,526
SSM Health Care Corp., Series 2018, 3.69%, 06/01/2023	715,000	739,239
		2,060,966
Health Care REITs–0.32%
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	615,000	620,159
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	31,008
		651,167
Health Care Services–0.82%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	486,522
Cigna Corp., 4.50%, 02/25/2026	200,000	221,420
CVS Health Corp., 5.05%, 03/25/2048	302,000	399,607
Dignity Health, 5.27%, 11/01/2064	248,000	354,486
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	188,449
		1,650,484
Home Improvement Retail–0.10%
Lowe’s Cos., Inc., 3.13%, 09/15/2024	200,000	210,983
Hotel & Resort REITs–0.12%
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	125,000	128,367
Service Properties Trust,
4.35%, 10/01/2024	61,000	59,621
4.95%, 10/01/2029	50,000	46,810
		234,798
Hotels, Resorts & Cruise Lines–0.31%
Booking Holdings, Inc., 3.55%, 03/15/2028	399,000	440,606
Expedia Group, Inc., 4.63%, 08/01/2027	122,000	136,402
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	39,000	44,044
		621,052
Independent Power Producers & Energy Traders–0.12%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	226,000	238,430
Industrial Conglomerates–0.52%
General Electric Co., 5.88%, 01/14/2038	725,000	1,036,327
Industrial Machinery–0.69%
Parker-Hannifin Corp., 3.25%, 03/01/2027	675,000	724,893
Stanley Black & Decker, Inc., 4.25%, 11/15/2028	570,000	660,421
		1,385,314
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Insurance Brokers–0.30%
Aon Corp., 8.21%, 01/01/2027	$100,000	$127,390
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	456,000	484,383
		611,773
Integrated Oil & Gas–1.12%
BP Capital Markets PLC (United Kingdom), 3.81%, 02/10/2024	321,000	339,200
Chevron Corp., 2.90%, 03/03/2024	324,000	337,389
Chevron USA, Inc., 5.25%, 11/15/2043	370,000	516,570
Exxon Mobil Corp., 2.99%, 03/19/2025	450,000	474,128
Shell International Finance B.V. (Netherlands),
3.25%, 05/11/2025	90,000	95,921
4.55%, 08/12/2043	315,000	394,780
TotalEnergies Capital International S.A. (France), 2.70%, 01/25/2023	82,000	83,877
		2,241,865
Integrated Telecommunication Services–0.96%
TCI Communications, Inc., 7.13%, 02/15/2028	1,100,000	1,431,746
Verizon Communications, Inc., 0.85%, 11/20/2025	500,000	485,951
		1,917,697
Interactive Media & Services–1.16%
Alphabet, Inc., 3.38%, 02/25/2024	274,000	289,308
Baidu, Inc. (China),
3.50%, 11/28/2022	865,000	887,140
4.38%, 05/14/2024	400,000	428,745
4.38%, 03/29/2028	300,000	333,779
2.38%, 08/23/2031	200,000	193,301
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	206,150
		2,338,423
Internet & Direct Marketing Retail–0.68%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	351,784
4.50%, 11/28/2034	570,000	655,789
Amazon.com, Inc., 4.25%, 08/22/2057	275,000	358,940
		1,366,513
Investment Banking & Brokerage–2.03%
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	240,000	254,353
4.70%, 09/20/2047	101,000	125,298
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,144,085
3.50%, 11/16/2026	301,000	320,775
Jefferies Group LLC, 6.25%, 01/15/2036	182,000	242,915
Morgan Stanley,
3.74%, 04/24/2024(b)	726,000	753,446
3.88%, 01/27/2026	415,000	450,611
Series F, 3.88%, 04/29/2024	538,000	571,615
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan), 2.65%, 01/16/2025	$200,000	$206,911
		4,070,009
IT Consulting & Other Services–0.37%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	746,013
Leisure Products–0.30%
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	421,805
5.10%, 05/15/2044	147,000	180,607
		602,412
Life & Health Insurance–1.30%
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	257,000	277,496
4.70%, 06/22/2047	236,000	264,688
MetLife, Inc.,
3.60%, 04/10/2024	692,000	733,398
Series D, 5.88%(b)(c)	100,000	115,326
Prudential Financial, Inc.,
5.63%, 06/15/2043(b)	342,000	355,473
5.20%, 03/15/2044(b)	225,000	233,416
5.38%, 05/15/2045(b)	135,000	144,561
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	441,000	460,739
Unum Group, 5.75%, 08/15/2042	13,000	16,436
		2,601,533
Managed Health Care–0.12%
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	225,000	240,851
Motorcycle Manufacturers–0.26%
Harley-Davidson, Inc.,
3.50%, 07/28/2025	187,000	198,308
4.63%, 07/28/2045	279,000	316,388
		514,696
Multi-line Insurance–0.06%
American International Group, Inc.,
Series A-9, 5.75%, 04/01/2048(b)	20,000	22,651
8.18%, 05/15/2058(b)	11,000	16,409
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	75,000	81,682
		120,742
Multi-Utilities–0.26%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	227,968
3.95%, 01/15/2026	277,000	297,726
		525,694
Oil & Gas Equipment & Services–0.49%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	190,965
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	162,000	165,406
4.08%, 12/15/2047	181,000	203,390
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co., 7.45%, 09/15/2039	$113,000	$166,964
NOV, Inc., 3.60%, 12/01/2029	243,000	249,722
		976,447
Oil & Gas Exploration & Production–0.57%
Apache Corp., 5.10%, 09/01/2040	322,000	349,839
Hess Corp., 5.60%, 02/15/2041	140,000	172,840
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	331,077
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	275,000	299,373
		1,153,129
Oil & Gas Storage & Transportation–1.21%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	56,000	61,813
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	370,000	411,320
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	195,168
Enable Midstream Partners L.P.,
3.90%, 05/15/2024	250,000	262,573
4.95%, 05/15/2028	51,000	56,877
Energy Transfer L.P.,
5.30%, 04/15/2047	389,000	450,285
5.40%, 10/01/2047	167,000	199,089
Enterprise Products Operating LLC, 3.75%, 02/15/2025	165,000	176,175
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	182,436
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	185,322
Western Midstream Operating L.P., 4.65%, 07/01/2026	56,000	59,892
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	184,626
		2,425,576
Other Diversified Financial Services–0.45%
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 02/15/2027(d)	265,000	269,591
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(d)	125,000	132,820
Equitable Holdings, Inc., 5.00%, 04/20/2048	44,000	56,385
ORIX Corp. (Japan),
4.05%, 01/16/2024	322,000	342,058
3.70%, 07/18/2027	72,000	78,823
Voya Financial, Inc., 5.65%, 05/15/2053(b)	20,000	20,877
		900,554
Paper Packaging–0.18%
International Paper Co., 4.80%, 06/15/2044	280,000	360,780
Paper Products–0.13%
Fibria Overseas Finance Ltd. (Brazil), 5.50%, 01/17/2027	27,000	29,713
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	226,526
		256,239
	Principal Amount	Value
Pharmaceuticals–0.89%
Mylan, Inc., 4.55%, 04/15/2028	$225,000	$253,281
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	482,552
Perrigo Finance Unlimited Co.,
3.90%, 12/15/2024	800,000	843,151
4.90%, 12/15/2044	200,000	202,894
		1,781,878
Property & Casualty Insurance–0.29%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	76,000	82,110
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	176,000	192,470
CNA Financial Corp., 3.95%, 05/15/2024	297,000	315,563
		590,143
Regional Banks–0.57%
Fifth Third Bancorp, 2.38%, 01/28/2025	235,000	242,223
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	237,991
KeyBank N.A., 3.40%, 05/20/2026	230,000	247,533
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	287,586
Truist Bank,
4.05%, 11/03/2025	10,000	10,991
3.30%, 05/15/2026	115,000	122,801
		1,149,125
Reinsurance–0.02%
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	36,493
Residential REITs–0.32%
American Campus Communities Operating Partnership L.P., 3.88%, 01/30/2031	100,000	111,219
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	344,830
Spirit Realty L.P., 3.20%, 02/15/2031	175,000	180,504
		636,553
Restaurants–0.24%
Starbucks Corp., 3.85%, 10/01/2023	467,000	488,966
Retail REITs–0.39%
Federal Realty Investment Trust, 4.50%, 12/01/2044	61,000	73,989
Kite Realty Group L.P., 4.00%, 10/01/2026	326,000	349,839
Simon Property Group L.P., 6.75%, 02/01/2040	244,000	365,014
		788,842
Semiconductors–0.99%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	173,000	186,441
Broadcom, Inc., 4.11%, 09/15/2028	265,000	290,167
Intel Corp., 2.88%, 05/11/2024	275,000	287,161
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Semiconductors–(continued)
Microchip Technology, Inc., 4.33%, 06/01/2023	$200,000	$209,467
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	712,203
Xilinx, Inc., 2.95%, 06/01/2024	300,000	312,149
		1,997,588
Soft Drinks–0.27%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	526,000	540,999
Specialized Finance–0.27%
National Rural Utilities Cooperative Finance Corp.,
3.40%, 11/15/2023	305,000	318,767
8.00%, 03/01/2032	148,000	216,806
5.25%, 04/20/2046(b)	12,000	13,151
		548,724
Specialty Chemicals–0.20%
Ecolab, Inc., 5.50%, 12/08/2041	90,000	128,196
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	269,832
		398,028
Steel–0.15%
ArcelorMittal S.A. (Luxembourg),
4.25%, 07/16/2029	240,000	261,968
7.00%, 10/15/2039	27,000	36,878
		298,846
Systems Software–1.23%
Microsoft Corp.,
2.88%, 02/06/2024	295,000	307,160
2.70%, 02/12/2025	647,000	678,153
3.13%, 11/03/2025	425,000	454,345
3.95%, 08/08/2056	406,000	521,720
Oracle Corp., 2.50%, 04/01/2025	500,000	514,914
		2,476,292
Technology Hardware, Storage & Peripherals–1.28%
Apple, Inc.,
3.00%, 02/09/2024	379,000	395,075
1.13%, 05/11/2025	500,000	499,103
3.25%, 02/23/2026	355,000	379,938
4.45%, 05/06/2044	476,000	617,232
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	297,383
HP, Inc., 6.00%, 09/15/2041	245,000	327,481
Seagate HDD Cayman, 4.88%, 06/01/2027	50,000	54,360
		2,570,572
Tobacco–2.07%
Altria Group, Inc.,
4.80%, 02/14/2029	353,000	400,074
2.45%, 02/04/2032	300,000	282,663
4.50%, 05/02/2043	557,000	592,928
3.88%, 09/16/2046	225,000	220,563
5.95%, 02/14/2049	41,000	51,770
	Principal Amount	Value
Tobacco–(continued)
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	$200,000	$208,395
3.56%, 08/15/2027	407,000	426,327
4.54%, 08/15/2047	87,000	91,361
4.76%, 09/06/2049	35,000	37,698
Philip Morris International, Inc.,
6.38%, 05/16/2038	280,000	395,051
4.50%, 03/20/2042	418,000	482,451
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	305,310
5.85%, 08/15/2045	545,000	663,049
		4,157,640
Trading Companies & Distributors–0.28%
Air Lease Corp., 3.00%, 02/01/2030	560,000	565,248
Water Utilities–0.15%
American Water Capital Corp.,
3.85%, 03/01/2024	174,000	183,988
6.59%, 10/15/2037	84,000	122,584
		306,572
Wireless Telecommunication Services–0.28%
America Movil S.A.B. de C.V. (Mexico), 6.38%, 03/01/2035	400,000	556,505
Total U.S. Dollar Denominated Bonds & Notes (Cost $93,826,945)		96,360,192
U.S. Treasury Securities–28.62%
U.S. Treasury Bills–0.20%
0.04%, 02/17/2022(e)(f)	398,000	397,959
U.S. Treasury Bonds–1.75%
2.38%, 11/15/2049	1,037,600	1,172,002
2.00%, 02/15/2050	2,250,000	2,351,601
		3,523,603
U.S. Treasury Notes–26.67%
1.38%, 01/31/2022	4,402,000	4,411,673
1.13%, 02/28/2022	9,553,000	9,578,029
0.13%, 07/31/2022	2,535,000	2,535,067
0.13%, 01/31/2023	1,750,000	1,746,172
1.38%, 02/15/2023	563,000	570,279
1.38%, 01/31/2025	8,521,000	8,652,144
1.13%, 02/28/2025	3,577,000	3,602,011
0.75%, 03/31/2026	3,900,000	3,842,262
1.50%, 08/15/2026	5,980,000	6,081,847
1.50%, 01/31/2027	8,215,500	8,359,271
0.50%, 06/30/2027	2,100,000	2,019,117
1.38%, 10/31/2028	1,150,000	1,151,168
1.38%, 11/15/2031	1,000,000	994,063
		53,543,103
Total U.S. Treasury Securities (Cost $57,367,067)		57,464,665
U.S. Government Sponsored Agency Mortgage-Backed Securities–24.49%
Collateralized Mortgage Obligations–0.31%
Fannie Mae ACES, IO, 0.29%, 12/25/2022(g)	13,347,635	17,006
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(h)	$296,414	$36,412
5.50%, 07/25/2046(h)	81,779	13,542
4.00%, 08/25/2047(h)	60,806	7,223
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(h)(i)	741,677	130,669
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(g)	4,157,187	50,971
Series K734, Class X1, IO, 0.79%, 02/25/2026(g)	3,046,782	72,341
Series K735, Class X1, IO, 1.10%, 05/25/2026(g)	3,062,355	115,878
Series K093, Class X1, IO, 1.09%, 05/25/2029(g)	2,548,222	159,445
Freddie Mac REMICs, IO, 6.01%(6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(h)(i)	161,942	18,475
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	81,163	4,018
		625,980
Federal Home Loan Mortgage Corp. (FHLMC)–3.86%
4.50%, 09/01/2049 to 01/01/2050	404,248	434,618
3.00%, 01/01/2050 to 10/01/2050	3,834,370	4,042,649
2.50%, 07/01/2050 to 08/01/2050	3,151,479	3,260,361
		7,737,628
Federal National Mortgage Association (FNMA)–5.94%
TBA, 1.50%, 12/01/2036(j)	1,064,000	1,069,652
2.50%, 12/01/2036(j)	750,000	777,649
4.50%, 06/01/2049	169,874	182,335
3.00%, 10/01/2049 to 08/01/2050	5,895,079	6,143,794
2.50%, 03/01/2050 to 08/01/2050	1,052,666	1,087,143
2.00%, 03/01/2051 to 08/01/2051	2,647,655	2,658,856
		11,919,429
Government National Mortgage Association (GNMA)–0.03%
IO, 6.11% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(h)(i)	374,068	66,531
Uniform Mortgage-Backed Securities–14.35%
TBA, 2.00%, 12/01/2036 to 12/01/2051(j)	12,782,000	12,935,050
2.50%, 12/01/2051(j)	15,489,000	15,879,855
		28,814,905
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $49,423,263)		49,164,473
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–9.33%(k)
Sovereign Debt–9.33%
Australia Government Bond (Australia),
Series 142, 4.25%, 04/21/2026(d)	AUD	1,785,000	$1,436,833
Series 155, 2.50%, 05/21/2030(d)	AUD	1,086,000	829,230
Bundesobligation (Germany), Series 183, 0.00%, 04/10/2026(d)	EUR	1,178,000	1,375,883
Bundesrepublik Deutschland Bundesanleihe (Germany), 0.00%, 02/15/2031(d)	EUR	437,000	514,152
Canadian Government Bond (Canada),
0.50%, 09/01/2025	CAD	4,179,000	3,178,101
0.50%, 12/01/2030	CAD	2,109,000	1,510,631
Norway Government Bond (Norway),
Series 477, 1.75%, 03/13/2025(d)	NOK	30,184,000	3,388,525
Series 482, 1.38%, 08/19/2030(d)	NOK	13,718,000	1,505,931
Sweden Government Bond (Sweden),
Series 1058, 2.50%, 05/12/2025	SEK	12,275,000	1,487,941
Series 1061, 0.75%, 11/12/2029(d)	SEK	6,480,000	757,349
Swiss Confederation Government Bond (Switzerland),
1.25%, 06/11/2024(d)	CHF	1,533,000	1,751,928
0.50%, 05/27/2030(d)	CHF	844,000	982,903
United Kingdom Gilt (United Kingdom),
0.13%, 01/30/2026(d)	GBP	11,637	15,212
0.25%, 07/31/2031(d)	GBP	5,441	6,848
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $19,045,726)			18,741,467

Asset-Backed Securities–0.22%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$14,672	13,948
Bank, Series 2019-BNK16, Class XA, IO, 1.11%, 02/15/2052(g)		2,325,958	132,231
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(g)		6,114,524	274,109
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035(l)		23,718	24,110
Total Asset-Backed Securities (Cost $482,829)			444,398
	Shares
Money Market Funds–3.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		2,296,154	2,296,154
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		1,757,116	1,757,643
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		2,624,176	2,624,176
Total Money Market Funds (Cost $6,677,945)			6,677,973
TOTAL INVESTMENTS IN SECURITIES–113.99% (Cost $226,823,775)			228,853,168
OTHER ASSETS LESS LIABILITIES—(13.99)%			(28,088,351)
NET ASSETS–100.00%			$200,764,817
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $15,311,594, which represented 7.63% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$554,525	$13,559,878	$(11,818,249)	$-	$-	$2,296,154	$173
Invesco Liquid Assets Portfolio, Institutional Class	396,028	9,685,627	(8,323,941)	28	(99)	1,757,643	53
Invesco Treasury Portfolio, Institutional Class	633,743	15,497,004	(13,506,571)	-	-	2,624,176	76
Total	$1,584,296	$38,742,509	$(33,648,761)	$28	$(99)	$6,677,973	$302

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	6	March-2022	$1,312,406	$2,579	$2,579
U.S. Treasury 10 Year Notes	14	March-2022	1,831,375	21,046	21,046
U.S. Treasury 10 Year Ultra Notes	11	March-2022	1,615,797	32,398	32,398
U.S. Treasury Long Bonds	11	March-2022	1,783,375	35,063	35,063
U.S. Treasury Ultra Bonds	54	March-2022	10,830,375	349,312	349,312
Subtotal—Long Futures Contracts				440,398	440,398
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	173	March-2022	$(21,001,930)	$(158,133)	$(158,133)
Total Futures Contracts				$282,265	$282,265

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/16/2022	Bank of America N.A.	AUD	3,273,000	USD	2,431,642	$96,866
03/16/2022	Bank of America N.A.	GBP	1,334,913	USD	1,810,599	34,090
03/16/2022	Bank of America N.A.	SEK	20,419,819	USD	2,385,839	115,809
03/16/2022	Deutsche Bank AG	NOK	1,768,362	USD	207,458	12,190
03/16/2022	Goldman Sachs International	CAD	6,093,553	USD	4,895,319	123,701
03/16/2022	Morgan Stanley and Co. International PLC	CHF	2,545,433	USD	2,797,717	15,355
03/16/2022	Morgan Stanley and Co. International PLC	EUR	1,667,000	USD	1,937,815	41,543
03/16/2022	Morgan Stanley and Co. International PLC	NOK	60,288,802	USD	7,075,251	417,961
Subtotal—Appreciation						857,515
Currency Risk
03/16/2022	Bank of America N.A.	USD	1,757,752	GBP	1,295,950	(33,095)
03/16/2022	Goldman Sachs International	USD	80,330	CAD	100,000	(2,024)
03/16/2022	Morgan Stanley and Co. International PLC	USD	54,960	CHF	50,000	(306)
03/16/2022	Morgan Stanley and Co. International PLC	USD	2,106,930	NOK	17,953,326	(124,464)
Subtotal—Depreciation						(159,889)
Total Forward Foreign Currency Contracts						$697,626

Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$96,360,192	$—	$96,360,192
U.S. Treasury Securities	—	57,464,665	—	57,464,665
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	49,164,473	—	49,164,473
Non-U.S. Dollar Denominated Bonds & Notes	—	18,741,467	—	18,741,467
Asset-Backed Securities	—	444,398	—	444,398
Money Market Funds	6,677,973	—	—	6,677,973
Total Investments in Securities	6,677,973	222,175,195	—	228,853,168
Other Investments - Assets*
Futures Contracts	440,398	—	—	440,398
Forward Foreign Currency Contracts	—	857,515	—	857,515
	440,398	857,515	—	1,297,913
Other Investments - Liabilities*
Futures Contracts	(158,133)	—	—	(158,133)
Forward Foreign Currency Contracts	—	(159,889)	—	(159,889)
	(158,133)	(159,889)	—	(318,022)
Total Other Investments	282,265	697,626	—	979,891
Total Investments	$6,960,238	$222,872,821	$—	$229,833,059

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund